Components of Net Investment in Finance Leases (Parenthetical) (Detail) - Customer	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Capital Leased Assets [Line Items]
Number of customers represent finance leases portfolio	2	2
Customer One
Capital Leased Assets [Line Items]
Percentage of finance leases portfolio	73.60%	44.30%
Customer Two
Capital Leased Assets [Line Items]
Percentage of finance leases portfolio	9.50%	16.10%